Fees Summary	Apr. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 588,767,500.00
Total Fee Amount	81,308.79
Total Offset Amount	0.00
Net Fee	$ 81,308.79
Offering Table N/A
Offset Table N/A	N/A